DEBT - Conversion of Convertible Notes Payable (Details) - USD ($)		12 Months Ended	24 Months Ended
	Jun. 21, 2021	Dec. 31, 2021	Dec. 31, 2018
DEBT
Outstanding principal of convertible notes, converted	$ 5,500,000	$ 4,000,000
Accrued interest		$ 64,110
Number of shares issued upon conversion		842,429
Convertible Notes outstanding		$ 0
Convertible Notes
DEBT
Number of shares issued upon conversion	1,206,614
Loss on conversion of notes		300,000
Convertible Notes To Related Parties
DEBT
Outstanding principal of convertible notes, converted	$ 5,491,663		$ 5,500,000
Accrued interest	$ 1,257,066
Conversion price	$ 5.60
Convertible Notes outstanding		0
Loss on conversion of notes		$ 260,000